SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short Duration Fund
Effective on or about September 1, 2019, the following information replaces the existing similar disclosure relating to the fund contained under the “UNDERSTANDING DISTRIBUTIONS AND TAXES” heading of the “INVESTING IN THE FUNDS” section of the fund’s prospectus.
Income dividends are declared daily and paid monthly. Short-term and long-term capital gains are paid in November or December, or otherwise as needed.
Please Retain This Supplement for Future Reference
May 21, 2019
PROSTKR-48